Going Concern	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 - Going concern

These condensed consolidated financial statements are prepared on a going concern basis. The Company has incurred continuing losses from its operations and as of October 31, 2019, the Company had an accumulated deficit of $7,288,218 resulting primarily from its previous biofuels business. The Company had a loss of $117,737 during its most recent year ended April 30, 2019 and a loss of $211,229 in the six months ended October 31, 2019. The Company does not currently have the financial resources to execute its business plan for the current year and to achieve sufficient revenues to cover expenses. If the Company does not raise capital it will become unable to meet its obligations in the normal course of business. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 2 - Going concern

These consolidated financial statements are prepared on a going concern basis. The Company does not currently have the financial resources to execute its business plan for the upcoming year. If the Company does not raise capital it may become unable to meet its obligations in the normal course of business.

The Company’s ability to continue its operations and to pay its obligations when they become due is contingent upon the Company obtaining additional financing. Management’s plans include seeking to procure additional funds through debt and equity financings to continue working towards the production and distribution of hemp-based CBD to generate operating cashflows.

The Company has incurred a net loss of $117,737 for the year ended April 30, 2019, and an accumulated deficit of $7,076,990. The Company has not yet commenced producing or selling innovative hemp-based, cannabidiol (CBD) products and accordingly does not have any revenue. This casts substantial doubt on the Company’s ability to continue as a going concern unless it can begin to generate net profit and raise adequate financing.